Accounting policies - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Profit (loss)	€ (8,606)	€ 182,269	€ 235,878
Cash flows from (used in) operating activities	132,849	166,836	209,853
Current assets (liabilities)	101,300	252,000
Impairment of goodwill	(35,949)	0	0
Research and development costs	15,800	17,700	16,500
Post-employment benefit expense, defined contribution plans	4,021	2,522	2,066
Rent expense	3,100	€ 600	€ 1,200
Digital Gaming Corporation Limited
Disclosure of detailed information about intangible assets [line items]
Impairment of goodwill	€ (35,900)